Significant Accounting Policies and Estimates - Schedule of Disaggregates Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 756,805
Intelligent Matching and SaaS Platform [Member]
Disaggregation of Revenue [Line Items]
Revenues	687,562
Business management and consulting services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 69,243